Financial results (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial result

Year ended December 31,	Notes	2025	2024	2023
Financial income
Short-term investments		433	328	309
Other		68	94	123
		501	422	432
Financial expenses
Loans and borrowings interest	24	(961)	(791)	(725)
Expenses from bonds and participative shareholders debentures premium repurchase	24 and 23(b)	(59)	(50)	(22)
Interest on working capital transactions	7 and 9	(209)	(181)	(233)
Interest on REFIS		(87)	(91)	(148)
Taxes on financial income		(68)	(28)	(53)
Banking expenses		(42)	(107)	(133)
Interest on lease liabilities	22	(31)	(49)	(62)
Other		(190)	(176)	(83)
		(1,647)	(1,473)	(1,459)
Other financial items, net’
Foreign exchange and indexation losses, net		(802)	(1,388)	(1,643)
Participative shareholders' debentures	23(b)	(694)	(175)	(179)
Derivative financial instruments, net	20	1,616	(1,209)	903
		120	(2,772)	(919)
Total		(1,026)	(3,823)	(1,946)